The Millicom Group - A.1.2. Acquisition of subsidiaries (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 13, 2018	Oct. 07, 2018	Dec. 31, 2018	Dec. 31, 2017
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Revenue of combined entity as if combination occurred at beginning of period			$ 403
Net loss of combined entity as if combination occurred at beginning of period			59
Amortisation of combined entity			85
Cable Onda S.A
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest acquired		80.00%
Enterprise value of acquired entity		$ 1,460
Percentage ownership help by non-controlling interest	20.00%	20.00%
Cash transferred	$ 956
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Intangible assets (excluding goodwill), net		$ 673
Property, plant and equipment, net		348
Current assets (excluding cash)		54
Cash and cash equivalents		12
Total assets acquired		1,088
Non-current liabilities		422
Current liabilities		141
Total liabilities assumed		563
Fair value of assets acquired and liabilities assumed, net		525
Transaction costs assumed by Cable Onda		30
Fair value of non-controlling interest in Cable Onda (20%)		111
Millicom’s interest in the fair value of Cable Onda (80%)		444
Acquisition price		956
Provisional Goodwill		512
Indemnification assets		4
Fair value of acquired receivables		34
Deferred tax liabilities		158
Tax contingent liabilities		5
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		11
Revenue of acquiree since acquisition date			17
Net loss of acquiree since acquisition date			7
Cable Onda S.A | Bridge Facility
Disclosure of detailed information about business combination [line items]
Borrowings face amount		250
Cable Onda S.A | 6.625% Notes
Disclosure of detailed information about business combination [line items]
Borrowings face amount		$ 500
Borrowings, interest rate		6.625%
Cable Onda S.A | Trademarks
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Intangible assets (excluding goodwill), net		$ 280
Intangible assets useful lives		3 years
Cable Onda S.A | Customer lists
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Intangible assets (excluding goodwill), net		$ 370
Intangible assets useful lives		20 years
Cable Onda S.A | Favorable content contracts
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Intangible assets (excluding goodwill), net		$ 19
Intangible assets useful lives		10 years
Aggregated individually immaterial business combinations
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Acquisition price			9
TV Cable Parana
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Acquisition price				$ 18
Provisional Goodwill			$ 1
Other tangible and intangible assets				3
TV Cable Parana | Customer lists
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Intangible assets (excluding goodwill), net				$ 14